united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

 (Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 6/30/23

Item 1. Reports to Stockholders.

Redwood Managed Volatility Portfolio

Advised by Redwood Investment Management, LLC

Semi-Annual Report

June 30, 2023

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Redwood Managed Volatility Portfolio. Such offering is made only by prospectus, which includes details as to offering price and other material information. Investors are reminded to read the prospectus carefully before investing in the Portfolio.

T: 1-855-RED-FUND (733-3863) | www.redwoodmutualfunds.com

Redwood Managed Volatility Portfolio
PORTFOLIO REVIEW (Unaudited)
June 30, 2023

The Portfolio’s performance figures* for the periods ended June 30, 2023 compared to its benchmark:

					(Annualized)	(Annualized)
			(Annualized)	(Annualized)	Since Inception	Since Inception
	Six Months	One Year	Three Year	Five Year	Class N	Class I
Class N (a,d)	0.55%	1.31%	1.28%	2.48%	2.53%	N/A
Class I (b,d)	0.88%	1.90%	1.82%	3.00%	N/A	3.24%
BofA Merrill Lynch U.S. 3-5 Year Treasury Index (c)	0.89%	(1.32)%	(3.00)%	0.78%	0.75%	0.64%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. The Portfolio’s total annual operating expenses, before expense waivers, are 3.30% and 2.80% for Class N shares and Class I shares, respectively, per the May 1, 2023 prospectus. Redwood Investment Management, LLC (the “Advisor”) has contractually agreed to reduce the Portfolio’s fees and/or to make payments to limit Portfolio expenses until at least May 1, 2024, so that the total annual operating expenses after fee waiver and reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses such as litigation expenses) of the Portfolio do not exceed 1.99% and 1.49% for Class N and Class I shares, respectively. This agreement may be terminated by the Portfolio’s Board of Trustees on 60 days’ written notice to the Advisor. These fee waivers and expense reimbursements are subject to possible recoupment from the Portfolio in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved without exceeding the foregoing expense limits as well as any expense limitation in effect at the time the waiver or reimbursement was made. For performance information current to the most recent month-end, please call toll-free 1-855-733-3863.

(a)	Redwood Managed Volatility Portfolio Class N commenced operations on October 20, 2014.

(b)	Redwood Managed Volatility Portfolio Class I commenced operations on January 15, 2015.

(c)	Bank of America Merrill Lynch U.S. 3-5 Year Treasury Index is an unmanaged index which includes U.S. Treasury securities with maturities of 3 to 4.99 years. The index is produced by Bank of America Merrill Lynch, Pierce, Fenner & Smith, Inc. Investors can not invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

(d)	The returns are based upon unadjusted net asset values and may differ from the returns shown in the financial statements, which include adjustments in accordance with accounting principles generally accepted in the United States.

PORTFOLIO ANALYSIS (Unaudited)
June 30, 2023

Percent of
Net Assets
Open End Funds - Fixed Income	97.9%
Other Assets in Excess of Liabilities	2.1%
Total	100.0%

Please refer to the Schedule of Investments for a detailed listing of the Portfolio’s holdings.

REDWOOD MANAGED VOLATILITY PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023

Shares		Fair Value
	OPEN END FUNDS — 97.9%
	FIXED INCOME - 97.9%
192,495	BlackRock High Yield Bond Portfolio, Institutional Class	$1,305,231
184,995	Janus Henderson High-Yield Fund, Class I	1,304,209
210,979	Lord Abbett High Yield Fund, Class I	1,303,850
258,591	MainStayMacKay High Yield Corporate Bond Fund, Class I	1,295,538
169,707	PIMCO High Yield Fund Institutional Class, Institutional Class	1,301,657
238,768	Putnam High Yield Fund, Class Y	1,303,671
249,526	Vanguard High-Yield Corporate Fund, Admiral Class	1,302,526
	TOTAL OPEN END FUNDS (Cost$9, 131,443)	9,116,682

	TOTAL INVESTMENTS - 97.9% (Cost $9,131,443)	$9,116,682
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.1%	194,804
	NET ASSETS - 100.0%	$9,311,486

The accompanying notes are an integral part of these financial statements.

Redwood Managed Volatility Portfolio
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2023

ASSETS
Investment securities:
At cost	$9,131,443
At fair value	$9,116,682
Cash	189,730
Receivable for Portfolio shares sold	16,549
Dividends and interest receivable	20,526
Due from advisor	3,181
Prepaid expenses	10,033
TOTAL ASSETS	9,356,701

LIABILITIES
Distribution (12b-1) fees payable - Class N	723
Payable for Portfolio shares redeemed	21,684
Payable to related parties	6,885
Accrued expenses and other liabilities	15,923
TOTAL LIABILITIES	45,215
NET ASSETS	$9,311,486

Class N Shares:
Net Assets	$1,741,638
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	190,658
Net Asset Value (Net Assets÷Shares Outstanding), Offering and Redemption Price Per Share	$9.13

Class I Shares:
Net Assets	$7,569,848
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	824,538
Net Asset Value (Net Assets÷Shares Outstanding), Offering and Redemption Price Per Share	$9.18

Net Assets Consist of:
Paid-in-Capital	$9,681,259
Accumulated Deficit	(369,773)
Net Assets	$9,311,486

The accompanying notes are an integral part of these financial statements.

Redwood Managed Volatility Portfolio
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2023

INVESTMENT INCOME
Dividends	$175,682
Interest	81,223
TOTAL INVESTMENT INCOME	256,905

EXPENSES
Investment advisory fees	59,641
Distribution (12b-1) fees - Class N	4,807
Legal fees	13,105
Accounting services fees	11,791
Audit fees	11,170
Third party administrative service fees	10,260
Administrative services fees	9,082
Trustees’ fees and expenses	8,750
Printing and postage expenses	8,625
Compliance officer fees	4,282
Transfer agent fees	4,250
Custodian fees	4,070
Insurance fees	2,498
Custody overdraft fees	1,941
Miscellaneous fees	936
TOTAL EXPENSES	155,208
Less: Fees waived by the Advisor	(77,395)
NET EXPENSES	77,813

NET INVESTMENT INCOME	179,092

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss on investments	(23,079)
Net change in unrealized appreciation (depreciation) on investments	(67,087)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(90,166)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$88,926

The accompanying notes are an integral part of these financial statements.

Redwood Managed Volatility Portfolio
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	June 30, 2023	December 31, 2022
	(Unaudited)
FROM OPERATIONS
Net investment income	$179,092	$94,833
Net realized gain (loss) on investments	(23,079)	331,344
Net change in unrealized appreciation (depreciation) of investments	(67,087)	(1,405,719)
Net increase (decrease) in net assets resulting from operations	88,926	(979,542)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid
Class N	—	(90,101)
Class I	—	(370,726)
Net decrease in net assets from distributions to shareholders	—	(460,827)

FROM SHARES OF BENEFICIAL INTEREST
Class N:
Proceeds from shares sold	68,804	52,442
Net asset value of shares issued in reinvestment of distributions	—	90,101
Cost of shares redeemed	(437,937)	(884,724)
Net decrease in net assets from shares of beneficial interest	(369,133)	(742,181)

Class I:
Proceeds from shares sold	1,440,428	2,188,937
Net asset value of shares issued in reinvestment of distributions	—	370,726
Cost of shares redeemed	(1,697,004)	(7,442,839)
Net decrease in net assets from shares of beneficial interest	(256,576)	(4,883,176)

TOTAL DECREASE IN NET ASSETS	(536,783)	(7,065,726)

NET ASSETS
Beginning of Period	9,848,269	16,913,995
End of Period	$9,311,486	$9,848,269

SHARE ACTIVITY
Class N:
Shares Sold	7,482	5,506
Shares Reinvested	—	9,815
Shares Redeemed	(47,352)	(90,217)
Net decrease in shares of beneficial interest outstanding	(39,870)	(74,896)

Class I:
Shares Sold	154,333	224,080
Shares Reinvested	—	40,296
Shares Redeemed	(181,945)	(753,403)
Net decrease in shares of beneficial interest outstanding	(27,612)	(489,027)

The accompanying notes are an integral part of these financial statements.

Redwood Managed Volatility Portfolio - Class N
FINANCIAL HIGHLIGHTS

Per share data and ratios for a share of beneficial interest outstanding throughout each period presented.

	For the		For the		For the	For the	For the	For the
	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2023		December 31, 2022		December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018
	(Unaudited)
Net Asset Value, Beginning of Period	$9.08		$10.25		$10.22	$9.65	$8.98	$10.37
Increase (Decrease) From Operations:
Net investment income (a)	0.15		0.06		0.17	0.28	0.30	0.20
Net gain (loss) from investments (both realized and unrealized)	(0.10)		(0.83)		0.10	0.68	0.49	(0.49)
Total from operations	0.05		(0.77)		0.27	0.96	0.79	(0.29)

Less Distributions:
From net investment income	—		(0.40)		(0.24)	(0.39)	(0.12)	(1.10)
Total Distributions	—		(0.40)		(0.24)	(0.39)	(0.12)	(1.10)

Net Asset Value, End of Period	$9.13		$9.08		$10.25	$10.22	$9.65	$8.98

Total Return (b)	0.55	% (f)	(7.60)%		2.67%	10.15%	8.83%	(2.87)%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$1,742		$2,093		$3,129	$3,633	$5,731	$11,977

Ratio of gross expenses to average net assets (c,d)	3.65	% (g)	3.04%		2.67%	2.80%	2.74%	2.42%
Ratio of net expenses to average net assets (c)	1.99	% (g)	1.99%		1.99%	1.99%	1.99%	1.99%
Ratio of net investment income to average net assets (c,e)	3.39	% (g)	0.61%		1.64%	2.75%	3.19%	1.99%
Portfolio turnover rate	361	% (f)(h)	678	% (h)	9%	189%	35%	15%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Advisor not absorbed a portion of Portfolio expenses, total returns would have been lower. Total returns do not reflect the fees and expenses of any separate account that may use the Portfolio as its underlying investment medium or any variable contract or variable life insurance policy that may be funded in such account. If these fees and expenses were included, the total returns figures for all periods shown would be reduced.

(c)	Does not include expenses of other investment companies in which the Portfolio invests.

(d)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor. Interest expense is not included in the waiver. Excluding interest expense, the following ratios for the six months ended June 30, 2023 are as follows:

Gross expenses	Net expenses
3.61%	1.99%

(e)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by underlying investment companies in which the Portfolio invests.

(f)	Not annualized.

(g)	Annualized.

(h)	The portfolio turnover rate excludes investments whose maturities or expiration dates at the time of acquisition were one year or less. For this reason all money market funds that were traded throughout the period are excluded from the calculation. The timing of the Portfolio’s amount of purchases and sales of long term securities produced the resulting portfolio turnover percentage, which appears inflated due to the nature of the calculation. Had the Portfolio’s core investments been included in the calculation, the turnover calculation would have been much lower.

The accompanying notes are an integral part of these financial statements.

Redwood Managed Volatility Portfolio - Class I
FINANCIAL HIGHLIGHTS

Per share data and ratios for a share of beneficial interest outstanding throughout each period presented.

	For the		For the		For the	For the	For the	For the
	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2023		December 31, 2022		December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018
	(Unaudited)
Net Asset Value, Beginning of Period	$9.10		$10.28		$10.25	$9.68	$9.03	$10.45
Increase (Decrease) From Operations:
Net investment income (a)	0.18		0.08		0.30	0.33	0.34	0.27
Net gain (loss) from investments (both realized and unrealized)	(0.10)		(0.81)		0.02	0.68	0.50	(0.51)
Total from operations	0.08		(0.73)		0.32	1.01	0.84	(0.24)

Less Distributions:
From net investment income	—		(0.45)		(0.29)	(0.44)	(0.19)	(1.18)
Total Distributions	—		(0.45)		(0.29)	(0.44)	(0.19)	(1.18)

Net Asset Value, End of Period	$9.18		$9.10		$10.28	$10.25	$9.68	$9.03

Total Return (b)	0.88	% (f)	(7.15)%		3.18%	10.68%	9.34%	(2.41)%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$7,570		$7,756		$13,785	$12,418	$13,962	$6,303

Ratio of gross expenses to average net assets (c,d)	3.15	% (g)	2.54%		2.17%	2.30%	2.24%	1.92%
Ratio of net expenses to average net assets (c)	1.49	% (g)	1.49%		1.49%	1.49%	1.49%	1.49%
Ratio of net investment income to average net assets (c,e)	3.86	% (g)	0.84%		2.86%	3.24%	3.61%	2.60%
Portfolio turnover rate	361	% (f)(h)	678	% (h)	9%	189%	35%	15%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Advisor not absorbed a portion of Portfolio expenses, total returns would have been lower. Total returns do not reflect the fees and expenses of any separate account that may use the Portfolio as its underlying investment medium or any variable contract or variable life insurance policy that may be funded in such account. If these fees and expenses were included, the total returns figures for all periods shown would be reduced.

(c)	Does not include expenses of other investment companies in which the Portfolio invests.

(d)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor. Interest expense is not included in the waiver. Excluding interest expense, the following ratios for the six months ended June 30, 2023 are as follows:

Gross expenses	Net expenses
3.11%	1.49%

(e)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by underlying investment companies in which the Portfolio invests.

(f)	Not annualized.

(g)	Annualized.

(h)	The portfolio turnover rate excludes investments whose maturities or expiration dates at the time of acquisition were one year or less. For this reason all money market funds that were traded throughout the period are excluded from the calculation. The timing of the Portfolio’s amount of purchases and sales of long term securities produced the resulting portfolio turnover percentage, which appears inflated due to the nature of the calculation. Had the Portfolio’s core investments been included in the calculation, the turnover calculation would have been much lower.

The accompanying notes are an integral part of these financial statements.

Redwood Managed Volatility Portfolio
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2023

1.	ORGANIZATION

Redwood Managed Volatility Portfolio (the “Portfolio”) is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Portfolio commenced investment operations on October 20, 2014. The investment objective is to seek a combination of total return and prudent management of portfolio downside volatility and downside loss.

The Portfolio offers Class N and Class I shares. Class N shares commenced operations October 20, 2014 and Class I Shares commenced operations January 15, 2015. All classes are sold at net asset value (“NAV”) . Each share class represents an interest in the same assets of the Portfolio and classes are identical except for differences in their ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Portfolio’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolio in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last quoted sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Options contracts listed on a securities exchange or board of trade (not including Index Options contracts) for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the valuation date. Index Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the mean between the current bid and ask prices on the valuation date. Total return swaps on exchange-listed securities shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation on each underlying exchange-listed security. Exchange listed swaps shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Portfolio may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Portfolio’s holding. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds – The Portfolio may invest in funds of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the boards of directors of the Underlying Funds.

Redwood Managed Volatility Portfolio
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or premium on shares of any closed-end investment company purchased by the Portfolio will not change. As of June 30, 2023 the Portfolio did not hold any closed-end investment companies.

The Portfolio may hold securities for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board has appointed the adviser as its valuation designee (the “Valuation Designee”) for all fair value determinations and responsibilities other than overseeing pricing service providers used by the Trust. This designation is subject to Board oversight and certain reporting and other requirements designed to facilitate the Board’s ability effectively to oversee the designee’s fair value determinations. The Valuation Designee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures approved by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Portfolio’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non -traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Redwood Managed Volatility Portfolio
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of June 30, 2023 for the Portfolio’s investments measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Open End Funds	$9,116,682	$—	$—	$9,116,682
Total Assets	$9,116,682	$—	$—	$9,116,682

The Portfolio did not hold any Level 3 securities during the period.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed at least annually. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Cash – The Portfolio considers its investment in a Federal Deposit Insurance Corporation (“FDIC”) insured interest bearing savings account to be cash. The Portfolio maintains cash balances, which, at times, may exceed federally insured limits. The Portfolio maintains these balances with a high quality financial institution.

Federal Income Taxes – It is the Portfolio’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Portfolio’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years (2020-2022) or expected to be taken in the Portfolio’s 2023 tax return. The Portfolio identifies its major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Portfolio makes significant investments; however the Portfolio is not aware of any tax positions for which it is reasonably expected that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Portfolio recognizes interest

Redwood Managed Volatility Portfolio
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023

and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Portfolio did not incur any interest or penalties.

Expenses – Expenses of the Trust that are directly identifiable to a specific portfolio are charged to that portfolio. Expenses, which are not readily identifiable to a specific portfolio, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the portfolios in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

The cost of purchases and proceeds from the sale of securities, other than short-term investments, for the six months ended June 30, 2023, amounted to $19,460,270 and $19,999,999, respectively.

The Portfolio’s investments in financial instruments and derivatives expose it to various risks certain of which are discussed below. Please refer to the Portfolio’s prospectus and statement of additional information for further information regarding the risks associated with the Portfolio’s investments which include but are not limited to active trading risk, asset allocation risk, bank loan risk, borrowing risk, cash positions risk, credit risk, credit default swaps risk, cybersecurity risk, derivatives risk, fixed income risk, gap risk, high-yield fixed income securities risk, investment companies and ETFs risk, leveraging risk, LIBOR risk, liquidity risk, managed volatility strategy risk, management risk, market risk, market events risk, model risk, money market instrument risk, portfolio turnover risk, rules-based strategy risk, underlying fund risk, U.S. Government securities risk and valuation risk.

Asset Allocation Risk – Asset allocation risk is the risk that the selection by a manager of a fund in which the Portfolio invests and the allocation of the Portfolio’s assets among the various asset classes and market segments will cause the Portfolio to underperform other funds with similar investment objectives. The Portfolio’s investment in any one fund or asset class may exceed 25% of the Portfolio’s total assets, which may cause it to be subject to greater risk than a more diversified fund.

Cash Positions Risk – The Portfolio may hold a significant position in cash and/or cash equivalent securities. When the Portfolio’s investment in cash or cash equivalent securities increases, the Portfolio may not participate in market advances or declines to the same extent that it would if the Portfolio were more fully invested.

High-Yield Fixed Income Securities Risk – Investment in or exposure to high yield (lower rated) debt instruments (also known as “junk bonds”) may involve greater levels of interest rate, credit, liquidity and valuation risk than for higher rated instruments. Such high yield securities are generally considered speculative because they present a greater risk of loss, including default, than higher quality fixed income securities. An economic downturn or period of rising interest rates could adversely affect the liquidity and value of these securities. If the issuer of a security is in default with respect to interest or principal payments, the underlying investment company or ETF could lose its entire investment. Furthermore, the transaction costs associated with the purchase and sale of high yield debt instruments may vary greatly depending on a number of factors and may adversely affect the Portfolio’s performance.

Investment Companies and ETFs Risk – When the Portfolio invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or other investment company generally reflects the risks of owning the underlying investments the ETF or other investment company holds. The Portfolio also will incur brokerage costs when it purchases and sells ETFs.

Redwood Managed Volatility Portfolio
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023

LIBOR Risk – The Portfolio may invest in securities and other instruments whose interest payments are determined by references to the London Interbank Offered Rate (“LIBOR”). The United Kingdom Financial Conduct Authority, which regulates LIBOR, previously announced that after 2021 it would cease its active encouragement of banks to provide the quotations needed to sustain LIBOR. ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publication of most LIBOR settings on a representative basis at the end of 2021 and was scheduled to be discontinued after June 30, 2023 and the publication of the remaining LIBOR settings on a representative basis has ceased. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators) has begun publishing Secured Overnight Financing Rate (SOFR), a broad measure of secured overnight U.S. Treasury repo rates, that is intended to replace U.S. dollar LIBOR. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. Markets are developing in response to these new rates, but questions around liquidity in these rates and how to appropriately adjust these rates to eliminate any economic value transfer at the time of transition remain a significant concern. The unavailability of LIBOR presents risks to the Portfolio, including the risk that any pricing or adjustments to the Portfolio’s investments resulting from a substitute or alternate reference rate may adversely affect the Portfolio’s performance and/or NAV. The utilization of an alternative reference rate, or the transition process to an alternative reference rate, may adversely affect the Portfolio’s performance. It remains uncertain how such changes would be implemented and the effects such changes would have on the Portfolio, including any negative effects on the Portfolio’s liquidity and valuation of the Portfolio’s investments, issuers of instruments in which the Portfolio invests and financial markets generally.

Managed Volatility Strategy Risk – Securities purchased by the Portfolio may exhibit higher price volatility than anticipated and the Portfolio may not be less volatile than the market as a whole. In addition, there is no guarantee that the Advisor’s managed volatility strategy will consistently minimize market impact. While the Advisor’s managed volatility strategy may limit the Portfolio’s downside risk over time, the Portfolio also may experience lesser gains in a rising market. The Portfolio is not required to engage in trades that manage volatility and may not choose to do so. The Portfolio may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Portfolio’s net asset value per share to experience significant increases or declines in value over short periods of time.

Market Risk – Overall market risk may affect the value of individual instruments in which the Portfolio invests. The Portfolio is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Portfolio’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, inflation, military conflict, acts of terrorism, social unrest, natural disasters, recessions, changes in interest rate levels, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats, lack of liquidity in the bond and other markets, volatility in the securities markets, adverse investor sentiment affect the securities markets and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. Rates of inflation have recently risen. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Portfolio’s assets can decline as can the value of the Portfolio’s distributions. When the value of the Portfolio’s investments goes down, your investment in the Portfolio decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Portfolio and its investments and could result in decreases to the Portfolio’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Portfolio and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect

Redwood Managed Volatility Portfolio
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023

Portfolio performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen.

Underlying Fund Risk – The risk that the Portfolio’s investment performance and its ability to achieve its investment objective are directly related to the performance of the underlying funds in which it invests. There can be no assurance that the Portfolio’s investments in underlying funds will achieve their respective investment objectives. The Portfolio is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – Redwood Investment Management, LLC serves as the Portfolio’s Investment Advisor (the “Advisor”). Pursuant to an Investment Advisory Agreement with the Portfolio, the Advisor, under the oversight of the Board, directs the daily operations of the Portfolio and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Portfolio pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of the Portfolio’s average daily net assets. For the six months ended June 30, 2023, the Advisor earned management fees of $59,641.

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Portfolio (the “Waiver Agreement”), until at least May 1, 2024, to ensure that total annual portfolio operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses such as litigation expenses) will not exceed 1.99% and 1.49% of the Portfolio’s average daily net assets for Class N and Class I shares, respectively. This agreement may be terminated by the Portfolio’s Board on 60 days’ written notice to the Advisor. These fee waivers and expense reimbursements are subject to possible recoupment from the Portfolio in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved without exceeding the foregoing expense limits as well as any expense limitation in effect at the time the waiver was made or the expense reimbursed.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Portfolio’s operating expenses are subsequently less than 1.99% or 1.49% of average underlying daily net assets attributable to Class N shares or Class I shares, respectively, the Advisor shall be entitled recoup from the Portfolio for such waived fees or reimbursed expenses, provided that such recoupment does not cause the Portfolio’s expenses to exceed 1.99% and 1.49% of average daily net assets for Class N and Class I shares, respectively (or, if lower, the expense limits in place at the time of recoupment). If Portfolio operating expenses attributable to Class N or Class I shares subsequently exceed 1.99% or 1.49%, respectively, per annum of the average daily net assets, the recoupments shall be suspended. During the six months ended June 30, 2023, the Advisor waived $77,395 in expenses to the Portfolio. Pursuant to the Waiver Agreement, cumulative expenses subject to recapture as of December 31, 2022 are $380,693 and the amounts will expire as follows: December 31, 2023 - $124,777, December 31, 2024 - $123,314 and December 31, 2025 - $132,602.

The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Portfolio at an annual rate of 0.50% of its average daily net assets for Class N shares and is paid to Northern Lights Distributors, LLC (the “Distributor” or “NLD”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Portfolio’s shareholder accounts not otherwise required to be provided by the Advisor. During the six months ended June 30, 2023, Class N paid $4,807 in distribution fees.

Redwood Managed Volatility Portfolio
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023

The Distributor acts as the Portfolio’s principal underwriter in a continuous public offering of the Portfolio’s Class N and Class I shares. No underwriting commissions were paid during the six months ended June 30, 2023.

In addition, certain affiliates of the Distributor provide services to the Portfolio as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Portfolio pays UFS customary fees for providing administration, fund accounting, and transfer agency services to the Portfolio. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Portfolio for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Portfolio.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Portfolio on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Portfolio.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Portfolio for federal tax purposes and its respective gross unrealized appreciation and depreciation at June 30, 2023, was as follows:

Cost for Federal Tax purposes	$9,132,503
Unrealized Appreciation	6,255
Unrealized Depreciation	(22,076)
Tax Net Unrealized Appreciation	$(15,821)

6.	DISTRIBUTION TO SHAREHOLDERS & TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year ended December 31, 2022 and December 31, 2021 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	December 31, 2022	December 31, 2021
Ordinary Income	$460,827	$455,526
	$460,827	$455,526

As of December 31, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Capital Loss	Unrealized	Total
Ordinary	Carry	Appreciation/	Accumulated
Income	Forwards	(Depreciation)	Earnings/(Deficits)
$94,764	$(604,729)	$51,266	$(458,699)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales.

Redwood Managed Volatility Portfolio
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023

At December 31, 2022, the Portfolio had capital loss carry forwards for federal income tax purposes available to offset future capital gains and utilized capital loss carryforwards as follows:

Short-Term	Total	CLCF Utilized
$604,729	$604,729	$297,104

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates presumption of control of the Portfolio, under Section 2(a)9 of the 1940 Act. As of June 30, 2023, Jefferson National Life Insurance Co. held approximately 98.2% of voting securities of the Portfolio.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Redwood Managed Volatility Portfolio
EXPENSE EXAMPLES (Unaudited)
June 30, 2023

As a shareholder of Redwood Managed Volatility Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Redwood Managed Volatility Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 through June 30, 2023.

Actual Expenses

The “Actual” line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Redwood Managed Volatility Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees, as well as other charges and expenses of the insurance contract, or separate account. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During Period
Actual *	1/1/23	6/30/23	1/1/23-6/30/23	1/1/23-6/30/23
Class I	$1,000.00	$1,008.80	$7.62	1.53%
Class N	1,000.00	1,005.50	10. 09	2.03%

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period*	During Period
(5% return before expenses)	1/1/23	6/30/23	1/1/23-6/30/23	1/1/23-6/30/23
Class I	$1,000.00	$1,017.21	$7.65	1.53%
Class N	1,000.00	1,014.73	10.14	2.03%

*	Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

Redwood Managed Volatility Portfolio
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2023

LIQUIDITY RISK MANAGEMENT PROGRAM

The Portfolio has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Portfolio’s liquidity risk, taking into consideration, among other factors, the Portfolio’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the fiscal period ended June 30, 2023 the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Portfolio’s investments and determined that the Portfolio held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Portfolio’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Portfolio’s liquidity risk management program has been effectively implemented.

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?

THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

●     Social Security number and income

●     Account transactions and transaction history

●     Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes – to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes – information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes – information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-631-490-4300

What we do

How does Two Roads Shared Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Two Roads Shared Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or give us contact information

●     provide account information or give us your income information

●     make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness

●     affiliates from using your information to market to you

●     sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you. ● Two Roads Shared Trust does not jointly market.

Proxy Voting Policy

Information regarding how the Portfolio votes proxies relating to portfolio securities for the 12 month period ended June 30 as well as a description of the policies and procedures that the Portfolio used to determine how to vote proxies is available without charge, upon request, by calling 1-855-733-3863 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

Investment Advisor

Redwood Investment Management, LLC

4110 N. Scottsdale Rd, Suite 125

Scottsdale, AZ 85251

Administrator

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

REDWOODVIT-SAR23

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b)	Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule NOT APPLICABLE

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Two Roads Shared Trust

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Executive Officer

Date 8/24/23

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Executive Officer

Date 8/24/23

By (Signature and Title)

/s/ Laura Szalyga

Laura Szalyga, Principal Financial Officer

Date 8/24/23